Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Restricted cash
Restricted cash and escrow receivables	¥ 15,479	$ 2,186	¥ 8,518
Consumer protection fund deposits from merchants on China retail marketplaces
Restricted cash
Restricted cash and escrow receivables	12,195
Money received or receivable on payment services offered by AliExpress and others
Restricted cash
Restricted cash and escrow receivables	¥ 3,284		¥ 8,518